Taxes	12 Months Ended
Dec. 31, 2025
Taxes [Abstract]
TAXES
11.	TAXES

Taiwan Corporate Income Tax

The Company is subject to a corporate income tax rate of 20% on its net taxable income in accordance with Taiwan tax regulations. Management regularly reviews its tax positions and related liabilities to ensure compliance with local tax laws and to reflect any necessary adjustments in the financial statements.

The income tax expenses included in the statement of operations and comprehensive income are as follows:

	For the years ended December 31,
	2023	2024	2025
	US$	US$	US$
Current tax	60,874	238,935	180,697

Reconciliation between the income tax expenses computed by applying the Taiwan statutory income tax rate to profit before income taxes and actual provision were as follows:

	For the years ended December 31,
	2023	2024	2025
	US$	US$	US$
Total income before income tax expense	300,162	1,018,213	790,079

Income tax at statutory tax rate of 20%	60,032	203,643	158,016
Tax effect of expenses not deductible	—	24,839	1,000
Under-provision for prior financial years	—	10,026	—
Effect of different tax rates of group entities operating in other jurisdictions	—	—	21,681
Others	842	427	—
Total income tax expenses	60,874	238,935	180,697

As of December 31, 2024 and December 31, 2025, the tax payables included in the Company’s balance sheet solely consist of income taxes incurred in Taiwan.

No deferred tax is provided since there is no material temporary difference as of the end of the reporting period.